Balance Sheet Components (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Balance Sheet Components
Schedule of property and equipment

	March 31,	December 31,
	2017	2016
Lab equipment	$811,087	$811,087
Clinical equipment	64,870	64,870
Software	62,637	62,637

Total property and equipment at cost	938,594	938,594
Accumulated Depreciation	(67,680)	(52,649)

Property and Equipment, net	$870,914	$885,945

	December 31, 2016	December 31, 2015
Lab equipment	$811,087	$811,087
Clinical equipment	64,870	23,300
Software	62,637	—

Total property and equipment at cost	938,594	834,387
Accumulated Depreciation	(52,649)	(5,155)

Property and Equipment, net	$885,945	$829,232

Schedule of depreciation expense

	Three Months Ended
	March 31,
	2017	2016
Depreciation - Lab Equipment - research and development expense	$6,568	$6,568
Depreciation - Clinical Equipment - research and development expense	3,243	1,165
Depreciation - Software - general and administrative expense	5,220	145

Total Depreciation Expense	$15,031	$7,878

	Years Ended December 31,
	2016	2015
Depreciation—Lab Equipment—research and developoment expense	$26,271	$4,378
Depreciation—Clinical Equipment—research and development expense	10,203	777
Depreciation—Software—general and administrative expense	11,020	—

Total Depreciation Expense	$47,494	$5,155

Schedule of accrued expenses

	March 31,	December 31,
	2017	2016
Accrued compensation and related:
Accrued vacation	$229,944	$223,769
Accrued payroll	—	2,692
Accrued payroll tax	21,843	20,140

	251,787	246,601
Accrued interest	124,242	123,982
Accrued clinical	—	36,725
Accrued legal costs	855,397	92,500
Accrued audit	20,000	37,000
Accrued other	14,921	45,714

Total	$1,266,347	$582,522

	December 31, 2016	December 31, 2015
Accrued compensation and related:
Accrued vacation	$223,769	187,734
Accrued payroll	2,692	80,692
Accrued payroll tax	20,140	43,702

	246,601	312,128
Accrued interest	123,982	127,149
Accrued contract manufacturing costs	—	110,141
Accrued clinical	36,725	166,750
Accrued other	175,214	82,266

Total	$582,522	798,434